Form N-1A Cover	Oct. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ENTREPRENEURSHARES SERIES TRUST
Entity Central Index Key	0001495922
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2025
Prospectus Date	Oct. 28, 2025